LONG-TERM DEBT - MORTGAGE (Schedule of Maturities of long-term Mortgage and Term Loan Payable Outstanding) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Debt Disclosure [Abstract]
2021	$ 1,147,300
2022	1,198,600
2023	1,252,196
2024	1,308,070
2025	3,890,766
Subtotal	8,796,932
Deferred financing costs	168,967	$ 11,448
Total	$ 8,627,965	$ 5,287,162